Recapitalization (Details) - Schedule of Number of Spectaire Shares - Common Stock [Member] - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Spectaire [Line Items]
Spectaire Shares	19,495,432	19,495,432
Spectaire Shares after conversion ratio	8,466,873	8,466,873